Other Receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Other Receivables

Other receivables as of March 31, 2013 and December 31, 2012, consist of the following:

	March 31, 2013	December 31, 2012
Receivables related to the sale of New Jersey net operating losses	$—	$1,363,559
Receivables related to value added tax recovery	95,910	95,910
Receivables related to the Leukemia & Lymphoma Society funding	—	500,000
Other receivables	19,642	40,888

	$115,552	$2,000,357

Other receivables as of December 31, 2012 and 2011, consists of the following:

	2012	2011
Receivables related to the sale of net operating losses	$1,363,559	$991,982
Receivables related to value added tax recovery	95,910	94,361
Receivables related to the LLS funding (see Note 11)	500,000	—
Other receivables	40,888	131,415

	$2,000,357	$1,217,758